STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9%
Alabama - 1.7%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,250,000	[a]	1,250,849
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.00	12/1/2028	1,000,000		1,038,666
				2,289,515
Arizona - 3.4%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2025	600,000		602,381
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2024	600,000		600,060
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	2,565,000		2,694,277
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)	4.00	6/1/2029	750,000	[a]	755,081
				4,651,799
California - 2.5%
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	5.00	5/15/2025	350,000		353,271
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,285,000		1,284,401
California University, Revenue Bonds, Refunding, Ser. B2	0.55	11/1/2026	2,000,000	[a]	1,811,190
				3,448,862
Colorado - .5%
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	1/15/2026	600,000		590,740
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	130,000		130,685
				721,425
Connecticut - .7%
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000		1,014,433
District of Columbia - 2.2%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,000,000		3,010,125
Florida - 4.8%
Broward County School District, COP, Refunding, Ser. B	5.00	7/1/2029	2,365,000		2,572,999
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B1	5.00	10/1/2029	1,000,000	[a]	1,061,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Florida - 4.8% (continued)
Miami-Dade County Seaport Department, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,100,000	2,153,874
Village Community Development District No. 15, Special Assessment Bonds	4.25	5/1/2028	700,000	[b] 704,160
				6,492,412
Georgia - 1.5%
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2026	1,100,000	1,120,763
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000	996,483
				2,117,246
Illinois - 7.0%
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. C	5.00	12/1/2025	3,680,000	3,764,101
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,630,000	1,712,607
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000	1,038,316
Illinois, GO, Refunding, Ser. D	5.00	7/1/2027	1,000,000	1,041,449
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,000,000	[a] 2,000,627
				9,557,100
Indiana - 5.4%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1	5.00	7/1/2028	2,950,000	[a] 3,114,875
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000	2,977,376
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	1,295,000	1,307,542
				7,399,793
Iowa - 2.8%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	6.60	5/15/2028	1,000,000	1,038,809
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	2,715,000	[a] 2,769,070
				3,807,879
Kentucky - .8%
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2029	1,000,000	1,039,675
Louisiana - 1.5%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000	1,009,127
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	[a] 1,000,000
				2,009,127

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Maryland - 2.9%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B1	5.00	7/1/2025	4,000,000	[a] 4,024,982
Massachusetts - .9%
Massachusetts Educational Financing Authority, Revenue Bonds (Educational Loan Revenue Bond)	5.00	7/1/2025	750,000	760,637
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2028	500,000	525,276
				1,285,913
Michigan - 2.3%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2029	500,000	536,068
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,000,000	[a] 1,907,608
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Medical Center)	5.00	7/1/2025	625,000	630,738
				3,074,414
Missouri - .5%
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.00	2/1/2029	595,000	627,053
Nevada - 2.0%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2025	1,300,000	1,291,619
Humboldt County, Revenue Bonds, Refunding (Sierra Pacific Power Company Project) Ser. B	3.55	10/1/2029	1,380,000	1,372,646
				2,664,265
New Jersey - 3.9%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,300,000	1,341,239
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	1,300,000	1,338,843
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2025	850,000	863,407
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,670,000	1,757,879
				5,301,368
New Mexico - .7%
New Mexico Finance Authority, Revenue Bonds, Ser. A	5.00	6/15/2025	1,000,000	1,016,632
New York - 7.7%
New York City, GO, Refunding, Ser. A1	5.00	8/1/2025	2,000,000	2,036,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.9% (continued)
New York - 7.7% (continued)
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	985,000	[a]	951,118
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	11/1/2028	1,500,000		1,616,576
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2028	1,500,000		1,562,654
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2027	1,000,000		1,036,339
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2025	2,600,000		2,647,848
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.00	5/15/2029	600,000		656,394
				10,507,669
North Carolina - 3.7%
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,000,000	[a]	2,041,095
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Obligated Group)	4.25	10/1/2028	300,000		301,509
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	2,750,000	[a]	2,765,823
				5,108,427
Ohio - 3.4%
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)	2.75	5/1/2028	1,000,000	[a]	965,355
Ohio, Revenue Bonds (Mental Health Facilities Improvement) Ser. A	5.00	6/1/2025	2,790,000		2,833,674
University of Cincinnati, Revenue Bonds, Refunding, Ser. C	5.00	6/1/2029	750,000		814,747
				4,613,776
Pennsylvania - 10.2%
Chester County Industrial Development Authority, Revenue Bonds (Avon Grove Charter School)	5.00	3/1/2027	1,500,000		1,515,246
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2029	525,000		551,438
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000		1,016,846
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2027	2,500,000	[a]	2,502,093
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	2,970,000		3,078,041

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Pennsylvania - 10.2% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000	198,836
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2025	1,000,000	1,022,993
Philadelphia, GO, Ser. A	5.00	5/1/2025	3,000,000	3,038,763
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	1,000,000	1,054,849
				13,979,105
Rhode Island - .5%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	742,327
South Carolina - 3.1%
Charleston Educational Excellence Finance Corp., Revenue Bonds, Refunding (Charleston County School District)	5.00	12/1/2028	1,000,000	1,077,640
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,098,518
				4,176,158
Tennessee - 1.5%
Memphis-Shelby County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	2,000,000	2,022,667
Texas - 8.8%
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2029	1,115,000	1,189,624
Brazos Higher Education Authority, Revenue Bonds (Student Loan Program) Ser. 1A	5.00	4/1/2025	685,000	689,808
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	1,500,000	1,502,507
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	1,450,000	1,568,442
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	1,000,000	1,081,684
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,025,756
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/1/2029	1,000,000	1,000,235
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2025	1,000,000	1,018,377

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.9% (continued)
Texas - 8.8% (continued)
Lubbock Electric Light & Power System, Revenue Bonds, Refunding	5.00	4/15/2026	675,000	693,852
Tarrant County College District, GO	5.00	8/15/2025	2,180,000	2,219,821
				11,990,106
U.S. Related - 4.3%
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	2,000,000	2,017,316
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,088,378
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	1,725,000	[b] 1,725,000
				5,830,694
Virginia - .7%
Chesapeake Economic Development Authority, Revenue Bonds (Virginia Electric & Power Co.)	3.65	10/1/2027	1,000,000	[a] 999,652
Washington - 2.4%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	2,000,000	[a] 1,949,085
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2029	770,000	812,794
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2028	550,000	573,656
				3,335,535
Wisconsin - 2.6%
Public Finance Authority, Revenue Bonds (Astro Texas Land Project)	5.50	12/15/2028	2,500,000	[b] 2,506,718
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Forensic Science & Protective Medicine Collaboration)	5.00	8/1/2027	1,000,000	[b] 1,018,527
				3,525,245
Total Investments (cost $134,663,516)			96.9%	132,385,379
Cash and Receivables (Net)			3.1%	4,200,141
Net Assets			100.0%	136,585,520

BAN—Bond Anticipation Notes

COP—Certificate of Participation

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $5,954,405 or 4.36% of net assets.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	132,385,379	-	132,385,379

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2024, accumulated net unrealized depreciation on investments was $2,278,137, consisting of $254,881 gross unrealized appreciation and $2,533,018 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.